Accrued Liabilities (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accrued Liabilities [Abstract]
Accrued loan interest and loan fees	$ 5,701	$ 5,221
Accrued operating expenses	5,519	5,199
Accrued voyage expenses and commissions	4,320	3,521
Accrued general and administrative expenses	1,200	1,170
Accrued spin-off costs	3,634	0
Total	$ 20,374	$ 15,111